Significant accounting policies (Details)	12 Months Ended
Mar. 31, 2021
Acquired software technologies | Bottom of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Acquired software technologies | Top of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	4 years
Customer relationships | Bottom of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer relationships | Top of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Depreciation rate, property, plant and equipment	20.00%
Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Depreciation rate, property, plant and equipment	20.00%
Computer equipment | Top of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Depreciation rate, property, plant and equipment	55.00%